Fair Value Measurements (Tables) - PELICAN ACQUISITION CORPORATION	12 Months Ended
Jan. 31, 2026
Schedule of fair value hierarchy of valuation

	January 31, 2026	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments held in Trust Account	$88,594,774	$88,594,774	-	-

	May 27, 2025	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liability:
Over-allotment option liability	$104,039			$104,039
Equity
Fair value of Public Rights for ordinary shares subject to possible redemption allocation	$1,200,000	-	-	$1,200,000

Schedule of initial measurement of over-allotment option

May 27, 2025
Risk-free interest rate	4.14%
Expected term (years)	0.12
Expected volatility	4.60%
Exercise price	$10.00
Fair value of over-allotment Unit	$0.091

Public Rights [Member]
Schedule of initial measurement of over-allotment option

May 27, 2025
Fair value of common share	$9.84
Market implied business combination likelihood	16.5%
Fair value per share right	$0.16